Summary of Significant Accounting Policies - Schedule of Concentration of Risks (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Supplier Concentration Risk [Member] | Supplier D [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	25.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage			81.60%
Supplier Concentration Risk [Member] | Supplier A [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage				89.50%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	42.90%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	1920.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	2110.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage			29.60%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	26.90%			3050.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	48.60%		23.30%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	17.10%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage			1720.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	22.10%			16.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[1]		15.60%

[1]	Represents less than 10% of accounts receivable balances as of June 30, 2026 and December 31, 2025, respectively.